UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221
                                                     ---------

			      Skyhawk Funds Trust
                              ------------------
               (Exact name of registrant as specified in charter)

			      6305 Humphreys Blvd.
				     Suite 104
			    Memphis, Tennessee 38120
                              --------------------
              (Address of principal executive offices) (Zip code)


				Eric F. Crigler
			Skyhawk Capital Management, LLC
			6305 Humphreys Blvd., Suite 104
			       Memphis, TN  38120
                               ------------------
                    (Name and address of agent for service)

                                 901-202-5030
                                 --------------

               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: JUNE 30, 2007
                          -------------



















Item 1. Schedule of Investments.


                                   SKYHAWK SMALL CAP FUND
                                   SCHEDULE OF INVESTMENTS
                                      June 30, 2007
                                       (UNAUDITED)


Shares or Principal Amount                                          Value
------------------------------------------------------------------------------
COMMON STOCKS - 95.5% (A)

        Chemicals - 3.0 %
     35,774    Terra Industries Inc.*                               $909,375

        Commercial Services & Supplies - 6.6 %
     22,424    American Reprographics Co.*                           690,435

     13,719    Heidrick & Struggles International, Inc.*             702,962

     27,796    Knoll, Inc.                                           622,630
                                                           -----------------
        Total Commercial Services & Supplies                       2,016,027

        Communications Equipment - 2.9 %
      5,353    Avocent Corp.*                                        155,290

     23,327    ViaSat, Inc.*                                         748,797
                                                           -----------------
        Total Communications Equipment                               904,087

        Consumer Finance - 2.1 %
      9,255    Advanta Corp. Cl B Non-Voting Shares                  288,201

      9,881    CompuCredit Corp.*                                    346,032
                                                           -----------------
        Total Consumer Finance                                       634,233

        Diversified Consumer Services - 2.1 %
     23,565    Jackson Hewitt Tax Service Inc.                       662,412

        Diversified Telecommunication Services - 5.1 %
    140,637    Cincinnati Bell Inc.*                                 812,882

     13,600    Golden Telecom, Inc.                                  748,136
                                                           -----------------
        Total Diversified Telecommunication Services               1,561,018

        Electric Utilities - 4.0 %
     28,114    El Paso Electric Co.*                                 690,480

     16,272    Unisource Energy Corp.                                535,186
                                                           -----------------
        Total Electric Utilities                                   1,225,666

        Electrical Equipment - 4.8 %
     11,406    Genlyte Group Inc.*                                   895,827

     12,823    Regal-Beloit Corp.                                    596,783
                                                           -----------------
        Total Electrical Equipment                                 1,492,610

        Energy Equipment & Services - 2.3 %
     85,977    Grey Wolf, Inc.*                                      708,450

        Food & Staples Retailing - 2.2 %
     20,871    Spartan Stores, Inc.                                  686,865

        Health Care Equipment & Supplies - 6.2 %
     22,323    Greatbatch, Inc.*                                     723,265

     15,264    Integra LifeSciences Holdings*                        754,347

     24,547    Medical Action Industries Inc.*                       443,319
                                                           -----------------
        Total Health Care Equipment & Supplies                     1,920,931

        Health Care Providers & Services - 2.1 %
     27,277    AmSurg Corp.*                                         658,467

        Hotels, Restaurants & Leisure - 2.7 %
     13,949    CBRL Group, Inc.                                      592,554

     12,320    Domino's Pizza, Inc.                                  225,086
                                                           -----------------
        Total Hotels, Restaurants & Leisure                          817,640

        Insurance - 3.8 %
     16,453    American Physicians Capital, Inc.*                    666,347

     28,048    Seabright Insurance Holdings*                         490,279
                                                           -----------------
        Total Insurance                                            1,156,626

        Internet & Catalog Retail - 2.2 %
     36,808    FTD Group, Inc.                                       677,635

        IT Services - 1.9 %
     43,707    MPS Group, Inc.*                                      584,363

        Machinery - 3.9 %
      6,656    Flowserve Corp.                                       476,569

     16,783    Gardner Denver Inc.*                                  714,117
                                                           -----------------
        Total Machinery                                            1,190,686

        Media - 0.6 %
      8,986    Lee Enterprises, Inc.                                 187,448

        Metals & Mining - 3.7 %
     33,657    Commercial Metals Co.                               1,136,597

        Multiline Retail - 2.2 %
     17,009    The Bon-Ton Stores, Inc.                              681,381

        Oil, Gas & Consumable Fuels - 1.6 %
      6,589    Holly Corp.                                           488,838

        Paper & Forest Products - 1.8 %
     35,008    Buckeye Technologies Inc.*                            541,574

        Personal Products - 5.2 %
     71,862    American Oriental Bioengineering, Inc.*               639,572

     14,226    Elizabeth Arden, Inc.*                                345,123

     47,444    Prestige Brands Holdings Inc.*                        615,823
                                                           -----------------
        Total Personal Products                                    1,600,518

        Pharmaceuticals - 2.3 %
     26,050    K-V Pharmaceutical Co.*                               709,602

        Real Estate Investment Trusts - 1.6 %
     21,970    LTC Properties, Inc.                                  499,817

        Semiconductors & Semiconductor Equipment - 2.3 %
     25,132    MKS Instruments, Inc.*                                696,156


        Software - 6.4 %
     24,056    Manhattan Associates, Inc.*                           671,403

     37,563    Mentor Graphics Corp.*                                494,705

      5,377    MicroStrategy Inc.*                                   508,073

      9,213    Transaction Systems Architects, Inc.*                 310,109
                                                           -----------------
        Total Software                                             1,984,290

        Specialty Retail - 2.1 %
     24,275    Rent-A-Center, Inc.*                                  636,733

        Textiles, Apparel & Luxury Goods - 4.6 %
     35,371    Maidenform Brands, Inc.*                              702,468

     17,846    The Warnaco Group, Inc.*                              702,062
                                                           -----------------
        Total Textiles, Apparel & Luxury Goods                     1,404,530

        Thrifts & Mortgage Finance - 3.2 %
     18,691    Corus Bankshares, Inc.                                322,606

     10,007    Downey Financial Corp.                                660,262
                                                           -----------------
        Total Thrifts & Mortgage Finance                             982,868
                                                           -----------------
              Total common stocks
                (Cost $28,714,468)                                29,357,443

SHORT-TERM INVESTMENTS    7.7% (A)
        Mutual Funds - 7.7%
 $2,358,361    Fidelity Institutional Money Market
                 Government Portfolio - Class 1, 5.25%             2,358,361
                                                           -----------------
              Total short-term investments
 		(Cost $2,358,361)                                  2,358,361
                                                           -----------------

              Total investments - 103.2%
 		 (Cost $31,072,829)                               31,715,804

              Liabilities, less cash and
                receivables - (3.2%) (A)                            (980,020)
                                                           -----------------
              TOTAL NET ASSETS - 100.0%                          $30,735,784
                                                           =================

          * Non-income producing security.
          (A) Percentages for the various classifications relate to net assets.



As of June 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation           $1,482,772

Aggregate gross unrealized depreciation		    (839,797)

						------------
Net unrealized appreciation			    $642,975


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Skyhawk Funds Trust
                   -------------------

     By (Signature and Title)   /s/ Eric F. Crigler
                               ---------------------------
                                Eric F. Crigler, President

     Date   8/20/07
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)       /s/ Eric F. Crigler
                                   ---------------------------
                                    Eric F. Crigler, President

     Date   8/20/07
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     By (Signature and Title)       /s/ Eric F. Crigler
                                   ------------------------
 			   	    Eric F. Crigler, Treasurer

     Date   8/20/07
           --------------